10-K Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) MWh	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) lease segment	Dec. 31, 2021 USD ($) segment
Disaggregation of Revenue [Line Items]
Accumulated deficit	$ 98,504,784		$ 98,504,784		$ 104,993,411	$ 52,644,152
Working capital deficit	25,861,351		25,861,351		$ 59,761,147
Number of segments | segment					1	1
Allowance for doubtful accounts	11,642		11,642		$ 30,429	$ 206,124
Net credit in provision					15,806
Receivable write off					159,889
Reserve for inventory obsolescence and slow-moving items	1,348,621		1,348,621		976,881	0
Product net revenue	43,769	$ 4,549,342	184,945	$ 9,346,335	15,975,783	3,404,113
General and administrative	4,709,435	2,519,918	$ 9,428,570	4,349,421	11,828,573	9,329,258
Advertising expense					$ 1,015,128	388,902
Product warranty term			10 years
Minimum megawatt hour (MWh) for product warranty | MWh			7.52
Number of leases commenced | lease					3
Right of use assets	3,718,370		$ 3,718,370		$ 3,241,705	0
Lease liability, current	590,764		590,764		347,131	0
Lease liability, noncurrent	$ 2,460,026		$ 2,460,026		$ 2,058,734
Electriq Microgrid Services LLC
Disaggregation of Revenue [Line Items]
Subsidiary ownership (as a percent)	80.00%		80.00%		80.00%
Bill-and-Hold Arrangements
Disaggregation of Revenue [Line Items]
Product net revenue					$ 1,151,760
Installed Energy Storage Solution
Disaggregation of Revenue [Line Items]
Product net revenue	$ 4,658	$ 287,222	$ 27,185	$ 327,782	464,392	248,764
Shipping and Handling
Disaggregation of Revenue [Line Items]
General and administrative					$ 31,307	$ 81,012